Long-Term Investments - Schedule of Equity Method Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Equity method investments, percent voting shares held
Equity method investments, carrying value	$ 7,604	$ 7,853
Mechel Somani Carbon (Mining segment) [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments, percent voting shares held	51.00%	51.00%
Equity method investments, carrying value	535	560
TPTU (Mining segment) [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments, percent voting shares held	40.00%	40.00%
Equity method investments, carrying value	4,451	4,376
TRMZ (Mining segment) [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments, percent voting shares held	25.00%	25.00%
Equity method investments, carrying value	2,401	2,539
BWS Bewehrungsstahl GmbH (Steel Segment) [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments, percent voting shares held	36.00%	36.00%
Equity method investments, carrying value	$ 217	$ 378